LONG-TERM INVESTMENT (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Current assets	$ 43,497,758	$ 29,100,622
Non-current assets	12,273,498	9,179,811
TOTAL ASSETS	55,771,256	38,280,433
Current liabilities	23,978,466	15,748,844
Non-current liabilities	1,725,915	829,161
TOTAL LIABILITIES	25,704,381	16,578,005
Shareholders’ equity	30,035,767	21,704,258
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	55,771,256	38,280,433
P S M Z J K [Member]
Restructuring Cost and Reserve [Line Items]
Current assets	18,044,139	16,828,835
Non-current assets	432,689	249,736
TOTAL ASSETS	18,476,828	17,078,571
Current liabilities	11,898,131	11,062,054
Non-current liabilities	94,497
TOTAL LIABILITIES	11,992,628	11,062,054
Shareholders’ equity	6,484,200	6,016,517
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 18,476,828	$ 17,078,571